FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Summary of financial assets and financial liabilities measured and recorded at fair value on recurring basis

As of December 31, 2023
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
Asset:
Short-term investment	35,756	75,034,886	—	75,070,642

	As of December 31, 2024
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Short-term investment	—	40,074,501	—	40,074,501
Receivable for bitcoin collateral	—	84,838,573	—	84,838,573